Schedule of Change in Unrealized net Capital Gains and Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	$ (343,401)	$ 174,028	$ 260,356
Amounts recognized for:
Insurance reserves	192,620	(90,058)	(167,226)
DAC and DSI	10,295	(9,162)	(10,811)
Amounts recognized	202,915	(99,220)	(178,037)
Deferred income taxes	49,170	(26,182)	(28,812)
(Decrease) increase in unrealized net capital gains and losses, after-tax	(91,316)	48,626	53,507
EMA limited partnerships
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	(127)	97	30
Fixed income securities
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	(351,008)	163,066	265,163
Equity securities
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	7,735	10,861	(4,834)
Short-term investments
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	$ (1)	$ 4	$ (3)